STOCK-BASED COMPENSATION (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 26, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION [Abstract]
Value of options granted	$ 211,500
Compensation cost			$ 86,799	$ 105,605